Equity (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Appropriations of Earnings and Dividends Per Share
The appropriations of 2017 and 2018 earnings have been approved by TSMC’s shareholders in its meetings held on June 5, 2018 and June 5, 2019, respectively. The appropriations and cash dividends per share were as follows:

	Appropriation of Earnings		Cash Dividends Per Share (NT$)
	For Fiscal Year 2017	For Fiscal Year 2018	For Fiscal Year 2017	For Fiscal Year 2018
	NT$ (In Millions)	NT$ (In Millions)
Legal capital reserve	$34,311.2	$35,113.1

Special capital reserve	$26,907.5	$(11,459.5)

Cash dividends to shareholders	$207,443.0	$207,443.0	$8.0	$8.0

The appropriations of 2019 earnings for each quarter have been approved by TSMC’s Board of Directors in its meeting. The appropriations and cash dividends per share were as follows:

	First Quarter of 2019	Second Quarter of 2019	Third Quarter of 2019	Fourth Quarter of 2019
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Resolution date of TSMC’s Board of Directors in its meeting	June 5, 2019	August 13, 2019	November 12, 2019	February 11, 2020
Special capital reserve	$(4,724.0)	$(3,338.2)	$3,289.2	$16,893.0

Cash dividends to shareholders	$51,860.8	$64,826.0	$64,826.0	$64,826.0

Cash dividends per share (NT$)	$2.0	$2.5	$2.5	$2.5

Changes in Other Reserves
Changes in others were as follows:

	Year Ended December 31, 2017
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) from Available-for- sale Financial Assets	Cash Flow Hedges Reserve	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year	$1,661.2	$2.6	$0.1	$—	$1,663.9
Exchange differences arising on translation of foreign operations	(28,257.4)	—	—	—	(28,257.4)
Changes in fair value of available-for-sale financial assets	—	(154.7)	—	—	(154.7)
Cumulative (gain)/loss reclassified to profit or loss upon disposal of available-for-sale financial assets	—	(61.2)	—	—	(61.2)
Gain/(loss) arising on changes in the fair value of hedging instruments	—	—	99.6	—	99.6
Transferred to initial carrying amount of hedged items	—	—	(94.9)	—	(94.9)
Share of other comprehensive income (loss) of associates	(101.5)	2.1	—	—	(99.4)
Share of unearned stock-based employee compensation of associates	—	—	—	(10.3)	(10.3)
Income tax effect	—	(2.9)	(0.6)	—	(3.5)

Balance, end of year	$(26,697.7)	$(214.1)	$4.2	$(10.3)	$(26,917.9)

	Year Ended December 31, 2018
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)	NT$ (In Millions)
Balance, beginning of year(IFRS 9)	$(26,697.7)	$(524.9)	$4.2	$(10.3)	$(27,228.7)
Exchange differences arising on translation of foreign operations	14,562.0	—	—	—	14,562.0
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	(3,311.6)	—	—	(3,311.6)
Debt instruments	—	(1,858.0)	—	—	(1,858.0)
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	1,193.1	—	—	1,193.1
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	989.1	—	—	989.1
Loss allowance adjustments from debt instruments	—	(2.0)	—	—	(2.0)
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	41.0	—	41.0
Transferred to initial carrying amount of hedged items	—	—	(22.2)	—	(22.2)
Share of other comprehensive income (loss) of associates	93.3	(6.8)	—	—	86.5
Share of unearned stock-based employee compensation of associates	—	—	—	8.5	8.5
Income tax effect	—	91.8	0.6	—	92.4

Balance, end of year	$(12,042.4)	$(3,429.3)	$23.6	$(1.8)	$(15,449.9)

	Year Ended December 31, 2019
	Foreign Currency Translation Reserve	Unrealized Gain (Loss) on Financial Assets at FVTOCI	Gain (Loss) on Hedging Instruments	Unearned Stock-Based Employee Compensation	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)	(In Millions)	(In Millions)
Balance, beginning of year	$(12,042.4)	$(3,429.3)	$23.6	$(1.8)	$(15,449.9)
Exchange differences arising on translation of foreign operations	(14,693.5)	—	—	—	(14,693.5)
Unrealized gain (loss) on financial assets at FVTOCI
Equity instruments	—	334.5	—	—	334.5
Debt instruments	—	3,097.3	—	—	3,097.3
Cumulative unrealized gain (loss) of equity instruments transferred to retained earnings due to disposal	—	(162.1)	—	—	(162.1)
Cumulative unrealized gain (loss) of debt instruments transferred to profit or loss due to disposal	—	(537.8)	—	—	(537.8)
Loss allowance adjustments from debt instruments	—	6.9	—	—	6.9
Gain (loss) arising on changes in the fair value of hedging instruments	—	—	(109.6)	—	(109.6)
Other comprehensive income transferred to profit or loss due to disposal of subsidiary	4.6	—	—	—	4.6
Transferred to initial carrying amount of hedged items	—	—	82.3	—	82.3
Share of other comprehensive income (loss) of associates	(140.1)	(11.8)	(0.1)	—	(152.0)
Share of unearned stock-based employee compensation of associates	—	—	—	1.6	1.6
Income tax effect	—	9.4	—	—	9.4

Balance, end of year	$(26,871.4)	$(692.9)	$(3.8)	$(0.2)	$(27,568.3)

Capital Stock - Common Stock [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
a.	Capital stock

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Authorized share s	28,050.0	28,050.0

Authorized capital	$280,500.0	$280,500.0

Issued and paid shares	25,930.3	25,930.3

Issued capital	$259,303.8	$259,303.8

Capital Surplus [member]
Statement [LineItems]
Summary of Capital Stock and Capital Surplus
b.	Capital surplus

	December 31, 2018	December 31, 2019
	NT$	NT$
	(In Millions)	(In Millions)
Additional paid-in capital	$24,185.0	$24,185.0
From merger	22,804.5	22,804.5
From convertible bonds	8,892.9	8,892.9
From share of changes in equities of subsidiaries	121.5	121.8
From share of changes in equities of associates	282.8	302.2
Donations	29.3	33.3

	$56,316.0	$56,339.7